Schedule of share capital (Details)(Paranthetical) - Alps Life Science Inc [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 11, 2024
IfrsStatementLineItems [Line Items]
Adjustment on acquisition of subsidiaries shares	58,041,998
Adjustment on acquisition of subsidiaries value	$ 13,531,607
[custom:IssueOfOrdinaryShares]	58,041,990
Par value per share	$ 0.00001		$ 0.00001